LEASES (Tables)	6 Months Ended
Jun. 30, 2019
Lessee Disclosure [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities
Below is a summary of the Company's operating right-of-use assets and operating lease liabilities as of June 30, 2019:

June 30, 2019 (Unaudited)
Operating right-of-use assets	$1,904

Operating lease liabilities, current	882
Operating lease liabilities long-term	1,022
Total operating lease liabilities	$1,904

Schedule of Minimum lease Payments
Minimum lease payments for the Company's right of use assets over the remaining lease periods as of June 30, 2019, are as follows:

June 30, 2019
(unaudited)
2019	$463
2020	797
2021	604
2022	108

Total undiscounted lease payments	$1,972

Less: Interest	(68)

Present value of lease liabilities	$1,904

Schedule of Weighted Average Remaining Lease Terms and Discount Rates
The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2019:

June 30, 2019
(unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3
Weighted average discount rate	2.41%